Expense Example - Tema Alternative Asset Managers ETF [Member]	Aug. 06, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	$ 291